Segment Information	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

Note 9 - SEGMENT INFORMATION

The Company disaggregated its revenues into categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The Company derives revenue from the sale of the following two items: (1) packaged software products; (2) technical support plans; and (3) software customization services.

All of the Company’s long-lived assets are located in China. The Company and its subsidiaries do not have long-lived assets in the United States for the reporting periods.

Revenues from products and services, and gross profit are as follows:

	For the Six Months Ended June 30,
	2021	2020
Segment revenue:
Technical support plans	$-	$8,449
Software customization services	-	-
Total revenue from continuing operations	-	8,449
Total revenue from discontinued operations	$-	$109,363
Gross profit	$-	$(11,300)